Sector Weightings
Cambria Global Asset Allocation ETF
Exchange Traded Funds	100.0%
100.0%

Percentages are based upon a percentage of total exchange traded funds.

Cambria Global Asset Allocation ETF
Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.7% Alpha Architect 1-3 Month Box ETF(a)	4,831	$509,767
Alpha Architect International Quantitative Momentum ETF	38,799	1,061,153
Alpha Architect US Quantitative Momentum ETF	45,183	2,326,925
Cambria Emerging Shareholder Yield ETF(b)	161,521	5,016,842
Cambria Foreign Shareholder Yield ETF(b)	93,847	2,441,899
Cambria Global Real Estate ETF(b)	137,632	3,360,973
Cambria Global Value ETF(b)	144,640	2,971,889
Cambria Micro and SmallCap Shareholder Yield ETF(a)(b)	44,000	1,115,255
Cambria Shareholder Yield ETF(b)	49,995	3,364,664
Cambria Tactical Yield ETF(a)(b)	44,000	1,106,820
Cambria Value and Momentum ETF(b)	80,092	2,250,609
Graniteshares Gold Trust(a)	86,930	1,748,162
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	230,814	3,120,605
Schwab US TIPS ETF	26,929	1,410,002
SPDR® FTSE International Government Inflation-Protected Bond ETF	32,048	1,285,125
VanEck Emerging Markets High Yield Bond ETF	109,868	2,068,814
VanEck Gold Miners ETF	15,733	439,580
VanEck International High Yield Bond ETF	50,757	1,051,183
VanEck J. P. Morgan EM Local Currency Bond ETF	126,730	3,164,448
Vanguard® Intermediate-Term Corporate Bond ETF	19,452	1,580,280
Vanguard® Intermediate-Term Treasury ETF	34,566	2,055,986
Vanguard® Long-Term Treasury ETF	28,986	1,751,624
Vanguard® Short-Term Corporate Bond ETF	13,781	1,069,681
Vanguard® Total Bond Market ETF	34,992	2,569,463
Vanguard® Total International Bond ETF	51,882	2,546,369
Total Exchange Traded Funds (Cost $52,705,344)		51,388,118

Short-Term Investments - 0.3%
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 5.25%(c)	170,986	170,986
Total Short-Term Investments (Cost $170,986)		170,986

Total Investments - 100.0% (Cost $52,876,330)		51,559,104
Other Assets in Excess of Liabilities - 0.0%(d)		23,510
Total Net Assets - 100.0%		$51,582,614

Percentages are stated as a percent of net assets.

ETF - Exchange Traded Funds FTSE - Financial Times Stock Exchange SPDR - Standard & Poor’s Depository Receipt TIPS - Treasury Inflated Protected Security

(a)	Non-income producing security.
(b)	Affiliated company as defined by the Investment Company Act of 1940.
(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.
(d)	Represents less than 0.05% of net assets.

Cambria Global Asset Allocation ETF

	Level 1	Level 2	Level 3 (a)	Total
Investments:
Exchange Traded Funds	$51,388,118	$–	$–	$51,388,118
Short-Term Investments	170,986	–	–	170,986
Total Investments	$51,559,104	$–	$–	$51,559,104

Transactions with affiliated companies during the period ended January 31, 2024 are as follows:

Security Name	Market Value as of April 30, 2023	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of January 31, 2024	Share Balance as of January 31, 2024	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Emerging Shareholder Yield ETF	$4,781,062	$-	$369,250	$(7,216)	$(504,619)	$5,016,842	161,521	$249,598	$371,494	$6,871
Cambria Foreign Shareholder Yield ETF	2,422,663	23,462	179,774	-	(246,328)	2,441,899	93,847	117,798	56,486	5,842
Cambria Global Real Estate ETF	3,079,046	400,349	265,996	(27,067)	(348,017)	3,360,973	137,632	130,910	(2,530)	(6,804)
Cambria Global Value ETF	3,046,014	24,003	228,587	-	(315,123)	2,971,889	144,640	164,385	(24,751)	13,159
Cambria Micro and SmallCap Shareholder Yield ETF	-	1,108,360			-	1,115,255	44,000	-	6,895	-
Cambria Shareholder Yield ETF	3,896,096	-	324,679	(1,027,423)	(427,784)	3,364,664	49,995	27,428	324,459	274,637
Cambria Tactical Yield ETF	-	1,103,080			-	1,106,820	44,000	-	3,740	-
Cambria Value and Momentum ETF	2,051,536	-	172,852	(30,343)	(224,749)	2,250,609	80,092	16,277	195,159	86,154
	$19,276,417	$2,659,254	$1,541,138	$(1,092,049)	$(2,066,620)	$21,628,951	755,727	$706,396	$930,952	$379,859